Taxation - Schedule of Income before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income before Income Taxes [Abstract]
Non-PRC	$ 2,269	$ (1,211)	$ (2,149)
PRC	5,569	5,627	4,673
Total	$ 7,838	$ 4,416	$ 2,524